FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2020
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

11. FAIR VALUE MEASUREMENTS

Nonrecurring Fair Value Measurements

The Group measures long-lived assets at fair value on a nonrecurring basis only if an impairment or observable price adjustment is recognized in the current period. There is no impairment losses recorded on its long-lived assets as of December 31, 2018, 2019 and 2020 respectively.